Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Other Intangible Assets [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2023	$64,953
Goodwill acquired	4,743
Foreign currency translation adjustments	39
Goodwill as of March 31, 2023	$69,735

Schedule of other intangible assets
	March 31, 2023			December 31, 2022
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$392,867	$(287,704)	$105,163	$387,603	$(283,671)	$103,932
Patents	17,808	(9,302)	8,506	17,508	(8,970)	8,538
Trademarks and trade names	17,291	(14,328)	2,963	16,278	(14,030)	2,248
Customer relationships	101,619	(88,495)	13,124	93,609	(86,925)	6,684
Capitalized software development costs	7,066	(7,066)	-	7,066	(7,066)	-
	$536,651	$(406,895)	$129,756	$522,064	$(400,662)	$121,402

Schedule of estimated amortization expenses relating to intangible assets
Estimated
amortization expenses
(U.S. $ in thousands)
Remaining 9 months of 2023	$19,362
2024	21,627
2025	19,149
2026	19,063
2027	18,099
2028 and thereafter	32,456
Total	$129,756